UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48454-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
October 31, 2014 (unaudited)

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              COMMON STOCKS (98.3%)

              CONSUMER DISCRETIONARY (17.1%)
              ------------------------------
              APPAREL RETAIL (0.4%)
    79,378    TJX Companies, Inc.                                           $    5,026
                                                                            ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
    71,000    Michael Kors Holdings Ltd.*                                        5,580
    55,200    Under Armour, Inc. "A"*                                            3,620
                                                                            ----------
                                                                                 9,200
                                                                            ----------
              AUTO PARTS & EQUIPMENT (0.2%)
    55,800    BorgWarner, Inc.                                                   3,182
                                                                            ----------
              AUTOMOTIVE RETAIL (0.5%)
    35,619    O'Reilly Automotive, Inc.*                                         6,265
                                                                            ----------
              BROADCASTING (0.4%)
    41,262    Discovery Communications, Inc. "A"*                                1,458
    41,262    Discovery Communications, Inc. "C"*                                1,444
    38,267    Scripps Networks Interactive "A"                                   2,956
                                                                            ----------
                                                                                 5,858
                                                                            ----------
              CABLE & SATELLITE (2.6%)
   309,335    Comcast Corp. "A"                                                 17,122
    59,301    DIRECTV*                                                           5,147
   259,800    Liberty Global plc "C"*                                           11,553
                                                                            ----------
                                                                                33,822
                                                                            ----------
              CASINOS & GAMING (0.6%)
   218,000    MGM Resorts International*                                         5,069
    17,343    Wynn Resorts Ltd.                                                  3,295
                                                                            ----------
                                                                                 8,364
                                                                            ----------
              FOOTWEAR (1.1%)
   155,400    NIKE, Inc. "B"                                                    14,447
                                                                            ----------
              HOME IMPROVEMENT RETAIL (1.4%)
   127,911    Home Depot, Inc.                                                  12,474
   100,535    Lowe's Companies, Inc.                                             5,750
                                                                            ----------
                                                                                18,224
                                                                            ----------
              HOMEBUILDING (0.4%)
   246,109    PulteGroup, Inc.                                                   4,723
                                                                            ----------
              HOTELS, RESORTS & CRUISE LINES (1.3%)
   315,400    Hilton Worldwide Holdings, Inc.*                                   7,961
    39,464    Starwood Hotels & Resorts Worldwide, Inc.                          3,025
    71,936    Wyndham Worldwide Corp.                                            5,587
                                                                            ----------
                                                                                16,573
                                                                            ----------
              INTERNET RETAIL (3.4%)
    25,470    Amazon.com, Inc.*                                                  7,780
    38,265    Expedia, Inc.                                                      3,251
    14,370    Netflix, Inc.*                                                     5,644

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1  | USAA Aggressive Growth Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
    19,633   Priceline Group, Inc.*                                        $    23,682
    38,187   TripAdvisor, Inc.*                                                  3,386
                                                                           -----------
                                                                                43,743
                                                                           -----------
             MOVIES & ENTERTAINMENT (1.9%)
   412,020   Twenty-First Century Fox, Inc. "A"                                 14,206
   112,000   Walt Disney Co.                                                    10,235
                                                                           -----------
                                                                                24,441
                                                                           -----------
             RESTAURANTS (1.5%)
    11,720   Chipotle Mexican Grill, Inc.*                                       7,477
   161,600   Starbucks Corp.                                                    12,211
                                                                           -----------
                                                                                19,688
                                                                           -----------
             SPECIALTY STORES (0.7%)
    70,100   Ulta Salon, Cosmetics & Fragrance, Inc.*                            8,469
                                                                           -----------
             Total Consumer Discretionary                                      222,025
                                                                           -----------
             CONSUMER STAPLES (4.5%)
             -----------------------
             BREWERS (0.6%)
    69,064   Anheuser-Busch InBev N.V. ADR                                       7,665
                                                                           -----------
             DRUG RETAIL (1.2%)
   174,342   CVS Health Corp.                                                   14,960
                                                                           -----------
             HYPERMARKETS & SUPER CENTERS (1.0%)
   100,479   Costco Wholesale Corp.                                             13,401
                                                                           -----------
             PACKAGED FOODS & MEAT (0.8%)
    27,454   Keurig Green Mountain, Inc.                                         4,166
   185,413   Mondelez International, Inc. "A"                                    6,538
                                                                           -----------
                                                                                10,704
                                                                           -----------
             SOFT DRINKS (0.4%)
    47,109   Monster Beverage Corp.*                                             4,752
                                                                           -----------
             TOBACCO (0.5%)
    79,138   Philip Morris International, Inc.                                   7,044
                                                                           -----------
             Total Consumer Staples                                             58,526
                                                                           -----------
             ENERGY (3.0%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    74,361   Baker Hughes, Inc.                                                  3,938
    67,596   National-Oilwell Varco, Inc.                                        4,910
                                                                           -----------
                                                                                 8,848
                                                                           -----------
             OIL & GAS EXPLORATION & PRODUCTION (1.6%)
    57,795   Apache Corp.                                                        4,462
   126,321   Cabot Oil & Gas Corp.                                               3,928
    60,798   Concho Resources, Inc.*                                             6,629
    81,963   Devon Energy Corp.                                                  4,918
                                                                           -----------
                                                                                19,937
                                                                           -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.7%)
   171,800   Williams Companies, Inc.                                            9,537
                                                                           -----------
             Total Energy                                                       38,322
                                                                           -----------
             FINANCIALS (5.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    27,510   BlackRock, Inc.                                                     9,384
    54,936   Waddell & Reed Financial, Inc. "A"                                  2,622
                                                                           -----------
                                                                                12,006
                                                                           -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             CONSUMER FINANCE (1.3%)
   190,684   American Express Co.                                          $    17,152
                                                                           -----------
             DIVERSIFIED BANKS (0.8%)
   332,295   Bank of America Corp.                                               5,702
   211,522   Itau Unibanco Holding S.A. ADR                                      3,122
    21,075   JPMorgan Chase & Co.                                                1,275
                                                                           -----------
                                                                                10,099
                                                                           -----------
             INVESTMENT BANKING & BROKERAGE (0.6%)
   225,900   Morgan Stanley                                                      7,895
                                                                           -----------
             REITs - SPECIALIZED (1.1%)
   121,500   American Tower Corp.                                               11,846
    11,205   Public Storage                                                      2,066
                                                                           -----------
                                                                                13,912
                                                                           -----------
             SPECIALIZED FINANCE (0.3%)
    15,549   Intercontinental Exchange, Inc.                                     3,239
                                                                           -----------
             Total Financials                                                   64,303
                                                                           -----------
             HEALTH CARE (18.4%)
             -------------------
             BIOTECHNOLOGY (9.1%)
    72,140   Alexion Pharmaceuticals, Inc.*                                     13,805
   151,424   Amgen, Inc.                                                        24,558
    40,600   Biogen Idec, Inc.*                                                 13,036
   270,642   Celgene Corp.*                                                     28,983
   278,712   Gilead Sciences, Inc.*                                             31,216
    58,741   Vertex Pharmaceuticals, Inc.*                                       6,616
                                                                           -----------
                                                                               118,214
                                                                           -----------
             HEALTH CARE DISTRIBUTORS (1.1%)
    68,530   McKesson Corp.                                                     13,940
                                                                           -----------
             HEALTH CARE EQUIPMENT (1.9%)
    41,180   Becton, Dickinson & Co.                                             5,300
    45,211   C.R. Bard, Inc.                                                     7,413
   104,605   Medtronic, Inc.                                                     7,130
    46,625   Zimmer Holdings, Inc.                                               5,186
                                                                           -----------
                                                                                25,029
                                                                           -----------
             HEALTH CARE FACILITIES (0.2%)
    35,359   HCA Holdings, Inc.*                                                 2,477
                                                                           -----------
             HEALTH CARE TECHNOLOGY (0.7%)
   132,600   Cerner Corp.*                                                       8,399
                                                                           -----------
             MANAGED HEALTH CARE (1.4%)
    82,171   Aetna, Inc.                                                         6,780
   125,800   UnitedHealth Group, Inc.                                           11,952
                                                                           -----------
                                                                                18,732
                                                                           -----------
             PHARMACEUTICALS (4.0%)
   186,000   AbbVie, Inc.                                                       11,804
    36,759   AstraZeneca plc ADR                                                 2,681
   101,868   Bristol-Myers Squibb Co.                                            5,928
   137,445   Eli Lilly and Co.                                                   9,117
    71,556   Johnson & Johnson                                                   7,712
   112,687   Merck & Co., Inc.                                                   6,529
    18,839   Salix Pharmaceuticals Ltd.*                                         2,710
   156,300   Zoetis, Inc.                                                        5,808
                                                                           -----------
                                                                                52,289
                                                                           -----------
             Total Health Care                                                 239,080
                                                                           -----------

================================================================================

3  | USAA Aggressive Growth Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
             INDUSTRIALS (8.4%)
             ------------------
             AEROSPACE & DEFENSE (2.6%)
    48,556   Boeing Co.                                                     $    6,065
   197,616   Honeywell International, Inc.                                      18,995
    37,900   Precision Castparts Corp.                                           8,364
                                                                            ----------
                                                                                33,424
                                                                            ----------
             AIR FREIGHT & LOGISTICS (0.6%)
    71,931   United Parcel Service, Inc. "B"                                     7,546
                                                                            ----------
             AIRLINES (0.7%)
   215,800   Delta Air Lines, Inc.                                               8,682
                                                                            ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    24,782   Rockwell Automation, Inc.                                           2,784
                                                                            ----------
             INDUSTRIAL CONGLOMERATES (1.3%)
    24,384   3M Co.                                                              3,749
   156,252   Danaher Corp.                                                      12,563
                                                                            ----------
                                                                                16,312
                                                                            ----------
             INDUSTRIAL MACHINERY (0.3%)
    40,066   Illinois Tool Works, Inc.                                           3,648
                                                                            ----------
             RAILROADS (2.1%)
   239,800   Union Pacific Corp.                                                27,925
                                                                            ----------
             RESEARCH & CONSULTING SERVICES (0.5%)
   169,300   Nielsen N.V.                                                        7,194
                                                                            ----------
             SECURITY & ALARM SERVICES (0.1%)
    27,176   Tyco International Ltd.                                             1,167
                                                                            ----------
             Total Industrials                                                 108,682
                                                                            ----------
             INFORMATION TECHNOLOGY (37.7%)
             ------------------------------
             APPLICATION SOFTWARE (2.6%)
    69,022   Intuit, Inc.                                                        6,075
   240,100   Salesforce.com, Inc.*                                              15,364
    58,500   Splunk, Inc.*                                                       3,866
    91,500   Workday, Inc. "A"*                                                  8,736
                                                                            ----------
                                                                                34,041
                                                                            ----------
             COMMUNICATIONS EQUIPMENT (2.6%)
   108,468   Brocade Communications Systems, Inc.                                1,164
   423,479   Cisco Systems, Inc.                                                10,363
    72,438   F5 Networks, Inc.*                                                  8,908
   168,220   QUALCOMM, Inc.                                                     13,207
                                                                            ----------
                                                                                33,642
                                                                            ----------
             DATA PROCESSING & OUTSOURCED SERVICES (4.2%)
    11,331   Alliance Data Systems Corp.*                                        3,211
   156,400   MasterCard, Inc. "A"                                               13,098
    95,552   Paychex, Inc.                                                       4,485
   136,805   Visa, Inc. "A"                                                     33,029
                                                                            ----------
                                                                                53,823
                                                                            ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
   167,037   Activision Blizzard, Inc.                                           3,332
                                                                            ----------
             INTERNET SOFTWARE & SERVICES (10.6%)
   137,500   Alibaba Group Holding Ltd. ADR*                                    13,558
    77,200   Baidu, Inc. ADR*                                                   18,433
    33,370   CoStar Group, Inc.*                                                 5,376
   327,480   Facebook, Inc. "A"*                                                24,558
    33,262   Google, Inc. "A"*                                                  18,888

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES    SECURITY                                                            (000)
--------------------------------------------------------------------------------------
    52,306   Google, Inc. "C"*                                             $    29,243
    24,879   IAC/InterActiveCorp.                                                1,684
    57,100   LinkedIn Corp. "A"*                                                13,074
   239,165   Twitter, Inc.*                                                      9,918
    65,326   Yahoo! Inc.*                                                        3,008
                                                                           -----------
                                                                               137,740
                                                                           -----------
             IT CONSULTING & OTHER SERVICES (0.5%)
   133,800   Cognizant Technology Solutions Corp. "A"*                           6,536
                                                                           -----------
             SEMICONDUCTOR EQUIPMENT (0.9%)
   382,000   Applied Materials, Inc.                                             8,439
    47,218   KLA-Tencor Corp.                                                    3,737
                                                                           -----------
                                                                                12,176
                                                                           -----------
             SEMICONDUCTORS (3.8%)
   299,795   Altera Corp.                                                       10,304
   172,500   ARM Holdings plc ADR                                                7,367
   139,210   Broadcom Corp. "A"                                                  5,830
   112,024   Intel Corp.                                                         3,810
    91,423   Linear Technology Corp.                                             3,917
    81,645   Marvell Technology Group Ltd.                                       1,097
   195,272   Maxim Integrated Products, Inc.                                     5,729
    96,074   Microchip Technology, Inc.                                          4,142
    48,483   Skyworks Solutions, Inc.                                            2,824
    91,527   Xilinx, Inc.                                                        4,071
                                                                           -----------
                                                                                49,091
                                                                           -----------
             SYSTEMS SOFTWARE (4.8%)
    85,096   Check Point Software Technologies Ltd.*                             6,318
   633,877   Microsoft Corp.                                                    29,761
   511,292   Oracle Corp.                                                       19,966
    95,400   Servicenow, Inc.*                                                   6,480
                                                                           -----------
                                                                                62,525
                                                                           -----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (7.4%)
   721,566   Apple, Inc.                                                        77,929
   149,792   NetApp, Inc.                                                        6,411
    61,011   SanDisk Corp.                                                       5,744
    56,732   Western Digital Corp.                                               5,581
                                                                           -----------
                                                                                95,665
                                                                           -----------
             Total Information Technology                                      488,571
                                                                           -----------
             MATERIALS (1.9%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
   107,000   Monsanto Co.                                                       12,309
                                                                           -----------
             SPECIALTY CHEMICALS (1.0%)
    63,000   Ecolab, Inc.                                                        7,008
    25,986   Sherwin-Williams Co.                                                5,965
                                                                           -----------
                                                                                12,973
                                                                           -----------
             Total Materials                                                    25,282
                                                                           -----------
             TELECOMMUNICATION SERVICES (2.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   392,754   Verizon Communications, Inc.                                       19,736
                                                                           -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    93,400   SBA Communications Corp. "A"*                                      10,491
                                                                           -----------
             Total Telecommunication Services                                   30,227
                                                                           -----------
             Total Common Stocks (cost: $872,499)                            1,275,018
                                                                           -----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                     (000)
----------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (1.9%)

              MONEY MARKET FUNDS (1.9%)
  24,393,461  State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (a)             $      24,393
                                                                                                   -------------
              Total Money Market Instruments (cost: $24,393)                                              24,393
                                                                                                   -------------

              TOTAL INVESTMENTS (COST: $896,892)                                                   $   1,299,411
                                                                                                   =============

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------
                                                  (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                               QUOTED PRICES          OTHER        SIGNIFICANT
                                                  IN ACTIVE        SIGNIFICANT    UNOBSERVABLE
                                                   MARKETS         OBSERVABLE        INPUTS
                                                FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $     1,275,018    $          --    $       --      $   1,275,018
Money Market Instruments:
  Money Market Funds                                    24,393               --            --             24,393
----------------------------------------------------------------------------------------------------------------
Total                                          $     1,299,411    $          --    $       --      $   1,299,411
----------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $413,413,000 and $10,894,000, respectively, resulting in net unrealized appreciation of $402,519,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,296,502,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.0% of net assets at October 31, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT   Real estate investment trust

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2014.

*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/16/2014
         ------------------------------